Post-Employment Obligation - Summary of Fair Value of Pension Plan Assets Issued by Sponsor and Subsidiaries (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	R$ 1,077	R$ 1,098
Non-convertible debentures issued by the Company and subsidiaries [member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	380	363
Shares issued by the Company [member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	35	10
Real estate properties of the Foundation, occupied by the Company and subsidiaries [member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	R$ 662	R$ 725